income taxes - Expense composition (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Current income tax expense
For the current reporting period	$ 71	$ 139	$ 197	$ 283
Adjustments recognized in the current period for income taxes of prior periods	(1)	(8)	(1)	(8)
Total	70	131	196	275
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	83	6	114	13
Revaluation of deferred income tax liability to reflect future income tax rates	(121)		(121)
Adjustments recognized in the current period for income taxes of prior periods	(1)	8	(1)	8
Total	(39)	14	(8)	21
Income taxes	$ 31	$ 145	$ 188	$ 296